Subsequent events, Devvio and Environ (FY) (Details)	Nov. 13, 2024 shares	Nov. 06, 2024 $ / shares shares	Oct. 29, 2024 $ / shares shares	Oct. 28, 2024 shares	Sep. 05, 2024 shares	Dec. 06, 2024 $ / shares	Nov. 06, 2024 $ / shares shares	Oct. 08, 2024 $ / shares	Aug. 01, 2024 shares	Sep. 22, 2023 $ / shares shares	Aug. 22, 2023 $ / shares shares	Aug. 04, 2023 $ / shares shares	May 10, 2023 shares
Subsequent Event [Abstract]
Shares issued upon conversion of convertible debt (in shares)				22,448
Number of warrants purchase (in shares)			600,000						1,220,668	25,489	63,722	91,760
Exercise price of warrant (in dollars per share) | $ / shares		$ 1.52	$ 1.31					$ 6.73		$ 1.31	$ 1.31	$ 1.31
Conversion rate		0.152934
Shares issued (in shares)		5,159,209
Focus Impact Partners, LLC [Member]
Subsequent Event [Abstract]
Shares issued (in shares)	557,290
DevvStream Holdings, Inc. [Member]
Subsequent Event [Abstract]
Shares issued upon conversion of convertible debt (in shares)				146,786
Exercise of shares (in shares)			600,000
Number of warrants purchase (in shares)			600,000							166,666	416,667	600,000	1,170,000
Exercise price of warrant (in dollars per share) | $ / shares			$ 0.2							$ 0.2	$ 0.2	$ 0.2
Conversion rate		0.152934
Shares issued (in shares)		11,768,884			104,379
DevvStream Holdings, Inc. [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Abstract]
Shares issued (in shares)		1,177,296
DevvStream Holdings, Inc. [Member] | Focus Impact Partners, LLC [Member]
Subsequent Event [Abstract]
Exercise price of warrant (in dollars per share) | $ / shares						$ 1.52
Conversion rate		0.9692
Shares issued (in shares)		5,159,200
DevvStream Holdings, Inc. [Member] | Until November 6, 2029 [Member] | Focus Impact Partners, LLC [Member]
Subsequent Event [Abstract]
Number of warrants purchase (in shares)		22,699,984					22,699,984
Exercise price of warrant (in dollars per share) | $ / shares							$ 11.86
DevvStream Holdings, Inc. [Member] | Until October 7, 2026 [Member]
Subsequent Event [Abstract]
Number of warrants purchase (in shares)		199,064					199,064
Exercise price of warrant (in dollars per share) | $ / shares		$ 1.31
DevvStream Holdings, Inc. [Member] | From January 17, 2028 to February 6, 2033 [Member]
Subsequent Event [Abstract]
Number of warrants purchase (in shares)		586,497					586,497
DevvStream Holdings, Inc. [Member] | From January 17, 2028 to February 6, 2033 [Member] | Minimum [Member]
Subsequent Event [Abstract]
Exercise price of warrant (in dollars per share) | $ / shares		$ 5.23
DevvStream Holdings, Inc. [Member] | From January 17, 2028 to February 6, 2033 [Member] | Maximum [Member]
Subsequent Event [Abstract]
Exercise price of warrant (in dollars per share) | $ / shares		$ 7.26